Commitments and Contingencies and Significant Contracts (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Options - Granted	498,501	536,429		579,552
Weighted Average Exercise - Granted	$ 0.12	$ 1.13		$ 1.22
Thomas Granville [Member]
Position Of Employee		CEO	[1]
Date Of Employment Agreement		Jun. 29, 2010	[1]
Term Of Employment Agreement		3 years	[1]
Employment Agreement Salary		$ 380,000	[1]
Options - Granted		360,000	[1]
Weighted Average Exercise - Granted		$ 1.50	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		Monthly	[1]
Non-vested - Options granted		0	[1]
Charles R. Trego [Member]
Position Of Employee		CFO
Date Of Employment Agreement		Apr. 01, 2010
Term Of Employment Agreement		3 years	[2]
Employment Agreement Salary		225,000
Options - Granted		265,000
Weighted Average Exercise - Granted		$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		Monthly
Non-vested - Options granted		0
Philip S. Baker [Member]
Position Of Employee		COO	[3]
Date Of Employment Agreement		Apr. 01, 2010	[3]
Term Of Employment Agreement		3 years	[3]
Employment Agreement Salary		199,800	[3]
Options - Granted		230,000	[3]
Weighted Average Exercise - Granted		$ 1.50	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		Monthly	[3]
Non-vested - Options granted		0	[3]
Vani K. Dantam [Member]
Position Of Employee		Sr. VP	[4]
Date Of Employment Agreement		Jan. 23, 2012	[4]
Term Of Employment Agreement		3 years	[4]
Employment Agreement Salary		$ 225,000	[4]
Options - Granted		150,000	[4]
Weighted Average Exercise - Granted		$ 1.50	[4]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		Monthly	[4]
Non-vested - Options granted		0	[4]

[1]	Thomas Granville. On June 29, 2010, the Company entered into an Executive Employment Agreement with Thomas Granville as Chief Executive Officer. Pursuant to this agreement, Mr. Granville receives an annual salary of $380,000, and an annual car allowance of $9,000 for the period commencing June 29, 2010, and terminating June 30, 2013. Mr. Granville’s base salary is subject to annual review, and such salary is subject to renegotiation on the basis of Mr. Granville’s and the Company’s performance. In addition, Mr. Granville received a signing bonus of $270,000 and was paid on July 9, 2010. The Company also granted Mr. Granville an option to purchase 360,000 shares of our common stock at a price of $1.50 per share at a vesting rate Of 10,000 shares per month through the term of the agreement. Mr. Granville is eligible to participate in any executive compensation plans adopted by the shareholders of the Company and the Company's standard employee benefit programs.
[2]	Charles R. Trego. On April 1, 2010, the Company entered into an Executive Employment Agreement with Charles R. Trego as Chief Financial Officer. Under the terms of his employment agreement, which has a term of three years, Mr. Trego receives an annual salary of $225,000, which is subject to review after the initial six month term of the agreement and annually thereafter, an annual car allowance of $9,000, bonuses as determined by the compensation committee, and a 5-year option to purchase 265,000 shares of our common stock at a price of $1.50 per share. 27,000 options shall vest upon execution of this contract and, beginning in June 2010, 7,000 options will vest monthly through the remaining 34 months of this contract.
[3]	Philip S. Baker. On April 1, 2010, the Company entered into an Executive Employment Agreement with Philip S. Baker as Chief Operating Officer. Under the terms of his employment agreement, which has a term of three years, Mr. Baker receives an annual salary of $199,800, which is subject to review after the initial six month term of the agreement and annually thereafter, an annual car allowance of $6,000, and a 5-year option to purchase 230,000 shares of our common stock at a price of $1.50 per share. 26,000 options shall vest upon execution of this contract and, beginning in June, 2010, 6,000 options will vest monthly through the remaining 34 months of this contract.
[4]	Vani K. Dantam. On January 1, 2012, The Company entered into an Executive Employment Agreement with Vani Dantam as Senior Vice President Business Development, Sales & Marketing. Pursuant to this agreement which has a term of three years, Mr. Dantam receives an annual salary of $225,000, which is subject to review on an annual basis, a $20,000 sign-on bonus which was paid in January 2102, bonuses as determined by the compensation committee, and a 5- year option to purchase 150,000 shares of our common stock at a price of $1.50 per share, 15,020 options vest upon execution of this contract and, beginning March 2012, 3,970 options will vest monthly.